Expense Example, No Redemption (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares, USD $)	0 Months Ended
Jun. 13, 2011
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 97
3 YEAR	$ 303